Segment Information - Summary of Revenue from External Customers (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue Based On Geography [Line Items]
Revenue From Contracts With Customers	$ 128,771	$ 22,503	$ 79,272	$ 16,034
Revenue From External Customers [Member]
Disclosure Of Disaggregation Of Revenue Based On Geography [Line Items]
Revenue From Contracts With Customers	128,771	22,503	79,272	16,034
UK
Disclosure Of Disaggregation Of Revenue Based On Geography [Line Items]
Revenue From Contracts With Customers	56,616	19,302	44,000	14,633
UK | Revenue From External Customers [Member]
Disclosure Of Disaggregation Of Revenue Based On Geography [Line Items]
Revenue From Contracts With Customers	16,130	12,332	28,827	12,189
US
Disclosure Of Disaggregation Of Revenue Based On Geography [Line Items]
Revenue From Contracts With Customers	72,071	2,097	32,226	0
US | Revenue From External Customers [Member]
Disclosure Of Disaggregation Of Revenue Based On Geography [Line Items]
Revenue From Contracts With Customers	71,651	2,097	32,689	0
Asia-Pacific | Revenue From External Customers [Member]
Disclosure Of Disaggregation Of Revenue Based On Geography [Line Items]
Revenue From Contracts With Customers	7,548	5,095	11,585	2,215
Canada | Revenue From External Customers [Member]
Disclosure Of Disaggregation Of Revenue Based On Geography [Line Items]
Revenue From Contracts With Customers	32,937	1,328	3,207	564
Rest of World | Revenue From External Customers [Member]
Disclosure Of Disaggregation Of Revenue Based On Geography [Line Items]
Revenue From Contracts With Customers	$ 505	$ 1,651	$ 2,964	$ 1,066